Condensed Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 934,729	$ 471,308
Restricted cash	8,977,187
Receivables	1,998,232	1,455,248
Vendor deposits	547,648	294,960
Merchandise inventory, net	5,147,241	1,380,090
Prepaid expenses and other current assets	635,084	892,796
Total Current Assets	18,240,121	4,494,402
Property and equipment, net	245,948	185,606
Operating lease right-of-use assets, net	1,578,235	2,000,755
Goodwill	4,725,689	4,603,953
Intangible assets, net	1,381,937	1,878,844
Deferred tax assets		698,303
Other long-term assets	45,000	45,000
TOTAL ASSETS	26,216,930	13,906,863
Current Liabilities
Accounts payable and accrued expenses	12,701,715	5,375,420
Customer deposits	21,879,210	4,164,296
Advances, related party		137,500
Lines of credit		1,250,930
Current portion of notes payable, related parties		1,068,075
Current portion of notes payable	663,339	999,200
Convertible notes payable		584,943
Warrant liability		122,344
Current portion of operating lease liabilities	450,712	422,520
Total Current Liabilities	35,694,976	14,125,228
Notes payable, related parties, net of current portion		2,232,369
Notes payable, net of current portion	2,522,030
Operating lease liabilities, net of current portion	1,127,523	1,578,235
Contingent note payable	188,170	49,248
TOTAL LIABILITIES	39,532,699	17,985,080
Stockholders' Deficit
Preferred stock, $.0001 par value, 20,000,000 shares authorized; none issued and outstanding at December 31, 2020 or 2019
Common stock, $.0001 par value, 200,000,000 shares authorized; 6,111,200 and 4,750,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively	611	475
Additional paid-in capital	13,409,328	1,079,179
Accumulated deficit	(26,725,708)	(5,157,871)
Total Stockholders' Deficit	(13,315,769)	(4,078,217)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 26,216,930	$ 13,906,863